Consolidated Interim Statements of Changes in Equity (unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Reserves [Member]	Retained Earnings [Member]	Total
December 31, 2024 (restated – Note 2) at Dec. 31, 2023	$ 16,714	$ 16,935,937	$ 358,146	$ (10,994,918)	$ 6,315,879
Beginning balance, shares at Dec. 31, 2023	167,138,069
Private placement, net	$ 500	147,841			148,341
Private placement, net, shares	5,000,000
Allocation to warrant liability and broker warrants		(68,774)			(68,774)
Share-based compensation - shares issued to officers and directors	$ 60	23,940			24,000
Share-based compensation - shares issued to officers and directors, shares	600,000
Share-based compensation - stock options			312		312
Nova shares reissued	$ 99	36,152			36,251
Nova shares reissued, shares	985,564
Net loss				(518,359)	(518,359)
Ending balance, value at Jun. 30, 2024	$ 17,373	17,075,096	358,458	(11,513,277)	5,937,650
Ending balance, shares at Jun. 30, 2024	173,723,633
December 31, 2024 (restated – Note 2) at Dec. 31, 2023	$ 16,714	16,935,937	358,146	(10,994,918)	6,315,879
Beginning balance, shares at Dec. 31, 2023	167,138,069
Net loss					(636,942)
Ending balance, value at Dec. 31, 2024	$ 19,479	17,405,780	358,458	(11,631,860)	6,151,857
Ending balance, shares at Dec. 31, 2024	194,803,633
December 31, 2024 (restated – Note 2) at Jun. 30, 2024	$ 17,373	17,075,096	358,458	(11,513,277)	5,937,650
Beginning balance, shares at Jun. 30, 2024	173,723,633
Private placement, net	$ 2,106	754,314			756,420
Private placement, net, shares	21,080,000
Allocation to warrant liability and broker warrants		(352,581)			(352,581)
Allocation to option liability		(71,049)			(71,049)
Net loss				(118,583)	(118,583)
Ending balance, value at Dec. 31, 2024	$ 19,479	17,405,780	358,458	(11,631,860)	6,151,857
Ending balance, shares at Dec. 31, 2024	194,803,633
Private placement, net	$ 6,472	665,431			667,516
Private placement, net, shares	20,839,236
Allocation to warrant liability and broker warrants		(63,036)			(63,036)
Share-based compensation - stock options			89,277		89,277
Nova shares reissued	$ 4,387				4,387
Nova shares reissued, shares	43,865,217
Net loss				(31,167)	(31,167)
Ending balance, value at Jun. 30, 2025	$ 25,951	$ 18,008,175	$ 447,735	$ (11,663,027)	$ 6,818,834
Ending balance, shares at Jun. 30, 2025	259,508,086